PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment, Net
	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total
Cost:

Balance on January 1, 2021	$4,150	$3,009	$264	$13,690	$21,113
Additions	314	211	-	297	822
Deductions	(208)	(1,612)	(11)	(475)	(2,306)

Balance on December 31, 2021	4,256	1,608	253	13,512	19,629

Accumulated Depreciation:

Balance on January 1, 2021	3,457	2,830	173	12,581	19,041
Additions	311	129	14	242	696
Deductions	(96)	(1,612)	(11)	(462)	(2,181)

Balance on December 31, 2021	3,672	1,347	176	12,361	17,556

Depreciated cost on December 31, 2021	$584	$261	$77	$1,151	$2,073

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total
Cost:

Balance on January 1, 2020	$4,939	$4,051	$264	$13,527	$22,781
Additions	299	61	-	163	523
Deductions	(1,088)	(1,103)	-	-	(2,191)

Balance on December 31, 2020	4,150	3,009	264	13,690	21,113

Accumulated Depreciation:

Balance on January 1, 2020	4,230	3,780	157	12,031	20,198
Additions	315	153	16	550	1,034
Deductions	(1,088)	(1,103)	-	-	(2,191)

Balance on December 31, 2020	3,457	2,830	173	12,581	19,041

Depreciated cost on December 31, 2020	$693	$179	$91	$1,109	$2,072